Financial Assets Measured at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
5	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2024	December 31, 2025
	US$	US$

At beginning of year	8,582,863	28,547,482
Addition	47,710,805	43,966,372
Disposal of controlling interest in subsidiaries	71,589	(17,815,915)
Disposals	(17,301,642)	(5,116,938)
Fair value adjustment	(10,196,302)	(32,067,446)
Currency realignment	(319,831)	-
At end of year	28,547,482	17,513,555
	December 31, 2024	December 31, 2025
	US$	US$
Quoted securities
- Founder Group Limited	903,000	-
	903,000	-

Unquoted securities
- GlobexUS Holdings Corp (1)	1,500,000	-
- Sagtec Global Limited (2)	1,688,000	-
- Reveillon Group Limited (3)	24,356,482	17,513,555
- Marvis (4)	100,000	-
	27,644,482	17,513,555
	28,547,482	17,513,555

Quoted securities

In December 2024, the Company acquired 700,000 ordinary shares in Founder Group Limited, an entity listed on Nasdaq Stock Exchange, valued at US$ 903,000.

(1)	In May 2023, the Company acquired 500 ordinary shares from Globexus Holding Corp via a share-swap arrangement, valued at US$ 1,500,000.

(2)	In October 2023, the Company received a total of 800,000 ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered valued at US$ 1,600,000. On March 07, 2025, the Company received a total of 529,200 ordinary shares from Sagtec Global Limited as part of consideration for the Company’s business consultancy services rendered. From April 28, 2025 to September 12, 2025 the Company disposed of all the shares to third party for a US$2,718,800 and recognized a loss on disposal for US$1,086,000.

(3)	In December 2024, the Company acquired approximately 13% (previously 32%, percentage reduce due to share split), or 8,118,827 ordinary shares, in Reveillon Group Limited, an entity incorporated in the British Virgin Islands, valued at US$ 24,356,481.On March 3, 2025, the company acquired additional 13,130,000 ordinary shares or approximately 20.2% in Revellion Group Limited, valued at US$39,390,000. On December 30, 2025, the company disposed a total of 5,118,827 valued at US$15,356,481 through disposal of its’ subsidiaries, Credilab Technology Sdn Bhd. As at December 31, 2025, total investment in Reveillon Group Limited left approximately 24.8% which is 16,130,000 total of ordinary shares.

(4)	On December 20, 2024, the Company acquired approximately 0.3% of ownership interest in Marvis Inc, an entity incorporated in Delaware, valued at US$ 100,000.

On June 26, 2025, the Company acquired approximately 30% of ownership interest in Quantgold Data Group Limited, an entity incorporated in British Virgin Island, valued at US$ 30,000,000 through share swap agreement. On September 15, 2025, the Company and Quantgold Data Group Limited mutually agreed to terminate the transaction as the intellectual property rights underlying the proposed investment could not be transferred outside the People’s Republic of China. Accordingly, the acquisition was rescinded, and the share swap agreement was terminated.

During the financial year ended December 31, 2024, the Company disposed its investment in Agroz Inc, Fintech Scion Limited and Treasure Global Inc at cost for total consideration of US$ 16,096,482 to various third parties, and as at the end of the reporting period, the outstanding balance due from these third parties are included in “other receivables” (Note 11).

Unquoted securities

During the financial year December 31, 2024 and 2025, the fair value of certain unquoted investments was determined by the Company using a third-party independent valuer using the income approach - discounted cash flow and market approach – price earnings approach. The Company takes full responsibility for the determination of the fair value of unquoted investment.

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2024 and 2025 are shown below:

As of December 31, 2025

Revenue and cost of sales	10% declined in the revenue and cost of sales would reduce the fair value approximately US$11,080,907

Gross Profit (“GP”) Margin	GP margin reduced by 100 basic point would have resulted in the fair value to reduce approximately US$43,085,303

Weighted Average Cost of Capital (“WACC”)	100 basis points increase in the WACC would result in a decrease in the fair value approximately US$40,667,327

As of December 31, 2024

Revenue and cost of sales	5% declined in the revenue and cost of sales would reduce the fair value approximately MYR297,000 to MYR1,072,000

Gross Profit (“GP”) Margin	GP margin reduced by 5% would have resulted in the fair value to reduce approximately MYR1,502,000

Weighted Average Cost of Capital (“WACC”)	100 basis points increase in the WACC would result in a decrease in the fair value approximately MYR250,000

Price Earnings (“P/E”) Multiples	10% discount on the P/E multiples would result in a decrease in the fair value approximately MYR929,000